Note 16 - Dividends and Distribution (Details Textual) $ / shares in Units, $ in Thousands	3 Months Ended				9 Months Ended
	Dec. 31, 2018 CAD ($) $ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 CAD ($) $ / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2018 CAD ($) $ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 CAD ($) $ / shares	Dec. 31, 2017 $ / shares
Ordinary shares [member]
Statement Line Items [Line Items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share | $ / shares	$ 0.125		$ 0.125		$ 0.375		$ 0.375
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners | $	$ 18,662		$ 18,357		$ 55,868		$ 55,081
Dividends recognised as distributions to owners per share | $ / shares	$ 0.125		$ 0.125		$ 0.375		$ 0.375
Dividends recognised as distributions to owners of parent | $	$ 295		$ 302		$ 1,263		$ 1,013
Preference shares [member]
Statement Line Items [Line Items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share | $ / shares		$ 0.53125		$ 0.53125		$ 1.0625		$ 1.59375
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners | $	$ 2,477		$ 2,842		$ 8,895		$ 8,658